Inventory	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventory

NOTE 14 – INVENTORY

Inventories are valued at cost. Cost is determined using the first-in, first-out method. The cost of finished goods and work-in-progress comprises raw materials, direct labour, other direct costs and related production overheads (based on normal operating capacity) but excludes borrowing costs. There are three types of inventory in three stages of completion. Raw materials comprise of logs that are on the ground and at the log pond; Work-in-progress comprise of rough sawn timber at the Rigo site whilst Finished goods are planed, straightened timber at Laloki for sale. Each would have a different wholesale value depending on the level of processing.

Management is unable to verify the stocktake and valuation at year end. Accordingly, for the year ended September 30, 2019, and for the 6 months ended March 31, 2020 we written down the amounts to zero to accommodate that situation.

NOTE 14 – INVENTORY

Inventories are valued at cost. Cost is determined using the first-in, first-out method. The cost of finished goods and work-in-progress comprises raw materials, direct labour, other direct costs and related production overheads (based on normal operating capacity) but excludes borrowing costs. There are three types of inventory in three stages of completion. Raw materials comprise of logs that are on the ground and at the log pond; Work-in-progress comprise of rough sawn timber at the Rigo site whilst Finished goods are planed, straightened timber at Laloki for sale. Each would have a different wholesale value depending on the level of processing.